Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
Effective January 1, 2026, participants may elect to make after-tax contributions to the Plan of up to 15% of plan compensation. Total participant contributions, including pre-tax, Roth, and after-tax contributions, may not exceed 75% of plan compensation.
Plan management has evaluated events and transactions that occurred between December 31, 2025, and the report date for possible recognition or disclosure in the financial statements.